Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Other Investment and Other Non Current Assets

Other non-current assets consisted of the following:

	December 31, 2013	December 31, 2012
Available-for-sale equity securities	11	10
Trading equity securities	8	8
Long-term State receivables	513	470
Long-term receivables from third parties	7	2
Long-term loans to affiliates	17	28
Prepaid for pension	10	5
Deposits and other non-current assets	34	37

Total	600	560